Restricted cash and time deposits over three months (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Restricted cash
Pledged bank deposits	¥ 198,320,000		¥ 1,043,718,000
Accrued interests	1,238,000		6,444,000
Time deposits with initial terms over three months	144,256,000		10,265,000
Restricted cash	¥ 343,814,000		¥ 1,060,427,000
Weighted average
Restricted cash
Interest rate (in percent)	4.61%	4.61%	3.93%	3.93%
Short-term borrowings
Restricted cash
Pledged bank deposits			¥ 670,022,000	$ 105,090,000
Short-term borrowings | Weighted average
Restricted cash
Interest rate (in percent)			0.94%	0.94%
Business guarantee
Restricted cash
Pledged bank deposits	¥ 5,331,000		¥ 4,830,000
Currency forwards and swaps
Restricted cash
Pledged bank deposits	¥ 192,989,000	$ 27,710,000	¥ 368,866,000	$ 57,855,000